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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM ABS-15G
 ______________________________
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the annual reporting period January 1, 2021 to December 31, 2021

Date of Report (Date of earliest event reported):
N/A
__________________________________________________________________________
 GreenPoint Mortgage Securities LLC
(Exact name of securitizer as specified in its charter)
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025-00912	0001268185
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)
Roderick G. Miller, Capital One Financial Corporation, Director, Assistant General Counsel
(703) 720-1000
Name and telephone number, including area code, of the person to contact in connection with this filing
 _______________________________________________________________________________________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:___________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________

Central Index Key Number of underwriter (if applicable): ____________

_______________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GreenPoint Mortgage Securities LLC (Securitizer)

By:	GreenPoint Mortgage Securities Inc., its Manager

By:	/s/ Thomas A. Feil
Name:	Thomas A. Feil
Title:	Treasurer
Date: February 10, 2022